Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Income (loss) from discontinued operations before income taxes	$ 0	$ (163)	$ 36
Tax benefit (expense)	0	62	(17)
Income (loss) from discontinued operations, net	$ 0	$ (101)	$ 19